Income Taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Income Taxes [Abstract]
INCOME TAXES

NOTE 10 — INCOME TAXES

Linkhome Holdings was incorporated in the State of Nevada in November 2023 and is subject to a 21% corporate federal income tax rate. There is no state income tax in Nevada. Linkhome Holdings serves as a holding company for Linkhome Realty.

Effective July 13, 2021, Linkhome Realty elected to be taxed as a S-corporation, a pass-through entity, for which the income, losses, deductions, and credits flow through to the shareholders of the Company for federal tax purposes. The California state annual income tax for S-corporation is the greater of 1.5% of the corporation’s net income or $800. Effective January 1, 2024, Linkhome Realty’s tax status changed to C-corporation, subject to a 21% corporate federal income tax rate and an 8.84% California state income tax rate.

Effective for the tax year beginning January 1, 2024, and continuing thereafter unless revoked, Linkhome Holdings and Linkhome Realty have elected to file a consolidated federal income tax return. As a result, Linkhome Holdings’ net operating losses (“NOLs”) can be used to offset Linkhome Realty’s taxable income, reducing the Company’s overall tax liability.

The Company’s provision for income taxes consisted of the following:

	Three Months Ended March 31, 2025	Three Months Ended March 31, 2024
Current:
Federal income tax expense	$23,614	$22,129
State income tax expense	10,910	10,219
Deferred:
Federal income tax benefit	(2,311)	—
State income tax benefit	(769)	—
Total	$31,444	$32,348

The following tables reconciled the federal statutory tax rate to the Company’s effective tax rate for the three months ended March 31, 2025 and 2024:

	Three Months Ended March 31, 2025	Three Months Ended March 31, 2024
Federal statutory income tax rate	21.00%	21.00%
State statutory income tax rate, net of effect of state income tax deductible to federal income tax	7.01%	7.00%
Permanent difference (non-deductible expenses)	0.05%	0.10%
Effective tax rate	28.06%	28.10%

As of March 31, 2025 and December 31, 2024, the net deferred tax assets consisted of the following:

	March 31, 2025	December 31, 2024
Deferred tax assets:
Unrealized loss on trading securities	$3,080	$—
Less: valuation allowance	—	—
Deferred tax assets, net	$3,080	$—

The Company evaluates its valuation allowance requirements at the end of each reporting period by reviewing all available evidence, both positive and negative, and assessing whether, based on the weight of that evidence, a valuation allowance is needed. When circumstances cause a change in management’s judgement about the realizability of deferred tax assets, the impact of the change on the valuation allowance is generally reflected in income from operations. The future realization of the tax benefit of an existing deductible temporary difference or carryforward ultimately depends on the existence of sufficient taxable income of the appropriate character within the carryforward period available under applicable tax law. As of March 31, 2025, the Company had a deferred tax asset of $3,080 related to unrealized loss on trading securities. Management has evaluated the available evidence regarding the realizability of this deferred tax asset and concluded that a valuation allowance is not required as of March 31, 2025, based on the Company’s assessment of its ability to generate sufficient future taxable income to utilize the deferred tax asset.

NOTE 10 — INCOME TAXES

Linkhome Holdings was incorporated in the State of Nevada in November 2023 and is subject to a 21% corporate federal income tax rate. There is no state income tax in Nevada. Linkhome Holdings serves as a holding company for Linkhome Realty.

Effective July 13, 2021, Linkhome Realty elected to be taxed as a S-corporation, a pass-through entity, for which the income, losses, deductions, and credits flow through to the shareholders of the Company for federal tax purposes. The California state annual income tax for S-corporation is the greater of 1.5% of the corporation’s net income or $800. Effective January 1, 2024, Linkhome Realty’s tax status changed to C-corporation, subject to a 21% corporate federal income tax rate and an 8.84% California state income tax rate.

Effective for the tax year beginning January 1, 2024, and continuing thereafter unless revoked, Linkhome Holdings and Linkhome Realty have elected to file a consolidated federal income tax return. As a result, Linkhome Holdings’ net operating losses (“NOLs”) can be used to offset Linkhome Realty’s taxable income, reducing the Company’s overall tax liability.

The Company’s provision for income taxes consisted of the following:

	Year Ended December 31, 2024	Year Ended December 31, 2023
Current:
Federal income tax expense	$207,469	$—
State income tax expense	101,883	1,925
Total income tax expenses	$309,352	$1,925

The following tables reconciled the federal statutory rate to the Company’s effective tax rate for the year ended December 31, 2024 after Linkhome Realty’s tax status changed to C-corporation:

Year Ended December 31, 2024
Federal statutory income tax rate	21.00%
State statutory income tax rate, net of effect of state income tax deductible to federal income tax	7.40%
Permanent difference (non-deductible expenses)	0.04%
Effective tax rate	28.44%

As of December 31, 2024 and 2023, the Company had no deferred tax assets or deferred tax liabilities.